Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Restructuring, Repositioning, And Efficiency

Note 26 – Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net charges recognized by FHN in 2012 related to restructuring, repositioning, and efficiency activities were $24.9 million. Of this amount, $23.1 million represent exit costs that were accounted for in accordance with the Exit of Disposal Cost Obligations Topic of the FASB Accounting Standards Codification (“ASC 420”). Significant expenses recognized in 2012 resulted from the following actions:

  Severance and other employee costs of $22.9 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Expense of $2.6 million related to prior servicing sales which is reflected in Mortgage banking income.

Net charges recognized by FHN in 2011 related to restructuring, repositioning, and efficiency activities were $26.9 million. Of this amount, $18.6 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2011 resulted from the following actions:

  Severance and other employee costs of $16.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Goodwill impairment of $10.1 million related to the contracted sale of FHI which is reflected in Income/(loss) from discontinued operations, net of tax.
  Gain on divestiture of $9.4 million relating to the sale of Msaver which is reflected in Income/(loss) from discontinued operations, net of tax.
  Loss of $9.0 million related to cancellation of a technology services contract which is reflected in All other expense.

Net charges recognized by FHN in 2010 related to restructuring, repositioning, and efficiency activities were $17.2 million. Of this amount, $9.5 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2010 resulted from the following actions:

  Severance and other employee costs of $5.6 million primarily related to the exit of the institutional equity research business and the 2009 sale of Louisville remittance processing operations.
  Goodwill impairment of $3.3 million related to the exit of the institutional equity research business which is reflected in Income/(loss) from discontinued operations, net of tax.
  Lease abandonment expense of $2.3 million primarily related to the closure of the institutional equity research business.
  Loss of $4.1 million related to asset impairments which is reflected in All other expense.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN's results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefitted from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2012, 2011, and 2010 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2012		2011		2010
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$12,026	$-	$9,108	$-	$15,903
Severance and other employee related costs	22,897	22,897	16,614	16,614	5,638	5,638
Facility consolidation costs	46	46	1,909	1,909	2,348	2,348
Other exit costs, professional fees, and other	111	111	108	108	1,468	1,468
Total accrued	23,054	35,080	18,631	27,739	9,454	25,357
Payments related to:
Severance and other employee related costs		12,138		11,464		8,440
Facility consolidation costs		1,884		2,457		3,939
Other exit costs, professional fees, and other		15		111		1,394
Accrual reversals		1,268		1,681		2,476
Restructuring and repositioning reserve balance		$19,775		$12,026		$9,108

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,635		-		1,532
(Gains)/losses on divestitures	(865)		(11,361)		-
Impairment of premises and equipment	22		478		4,086
Impairment of intangible assets	-		10,100		3,348
Impairment of other assets	12		-		267
Other	-		9,040		(1,466)
Total other restructuring and repositioning expense	1,804		8,257		7,767
Total restructuring and repositioning charges	$24,858		$26,888		$17,221

FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2012 for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2012	$311,024